SCHEDULE OF DIRECT LOAN INFORMATION (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 14,650,000	$ 12,200,000
Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	14,650,000	12,200,000
Borrower A [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 4,000,000	$ 4,000,000
Annual Interest rate	5.00%	5.00%
Due date	Feb. 07, 2021	Feb. 07, 2021
Borrower B [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 5,000,000	$ 5,000,000
Annual Interest rate	15.00%	15.00%
Due date	Jan. 28, 2019	Jan. 28, 2019
Borrower C [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 3,000,000	$ 3,000,000
Annual Interest rate	5.00%	5.00%
Due date	Jan. 06, 2021	Jan. 06, 2021
Borrower C One[Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 200,000	$ 200,000
Annual Interest rate	5.00%	5.00%
Due date	Jun. 26, 2021	Jun. 26, 2021
Borrower D [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 1,500,000
Annual Interest rate	0.17%
Due date	Sep. 16, 2022
Borrower D One [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Total direct loan to third parties	$ 950,000
Annual Interest rate	0.17%
Due date	Sep. 28, 2022